Fair value estimates - Derivatives (Details)	12 Months Ended
Dec. 31, 2017
Interest rate curves | 1M | Brazil
Fair value estimates
Term of contract	1 month
Interest rate curve	6.90%
Interest rate curves | 1M | United States
Fair value estimates
Term of contract	1 month
Interest rate curve	1.72%
Interest rate curves | 6M | Brazil
Fair value estimates
Term of contract	6 months
Interest rate curve	6.66%
Interest rate curves | 6M | United States
Fair value estimates
Term of contract	6 months
Interest rate curve	1.75%
Interest rate curves | 1Y | Brazil
Fair value estimates
Term of contract	1 year
Interest rate curve	6.87%
Interest rate curves | 1Y | United States
Fair value estimates
Term of contract	1 year
Interest rate curve	1.90%
Interest rate curves | 2Y | Brazil
Fair value estimates
Term of contract	2 years
Interest rate curve	8.07%
Interest rate curves | 2Y | United States
Fair value estimates
Term of contract	2 years
Interest rate curve	2.07%
Interest rate curves | 3Y | Brazil
Fair value estimates
Term of contract	3 years
Interest rate curve	9.06%
Interest rate curves | 3Y | United States
Fair value estimates
Term of contract	3 years
Interest rate curve	2.17%
Interest rate curves | 5Y | Brazil
Fair value estimates
Term of contract	5 years
Interest rate curve	9.99%
Interest rate curves | 5Y | United States
Fair value estimates
Term of contract	5 years
Interest rate curve	2.25%
Interest rate curves | 10Y | Brazil
Fair value estimates
Term of contract	10 years
Interest rate curve	10.78%
Interest rate curves | 10Y | United States
Fair value estimates
Term of contract	10 years
Interest rate curve	2.41%
Dollar coupon | 1M
Fair value estimates
Term of contract	1 month
Interest rate curve	2.66%
Dollar coupon | 6M
Fair value estimates
Term of contract	6 months
Interest rate curve	2.48%
Dollar coupon | 1Y
Fair value estimates
Term of contract	1 year
Interest rate curve	2.70%
Dollar coupon | 2Y
Fair value estimates
Term of contract	2 years
Interest rate curve	3.00%
Dollar coupon | 3Y
Fair value estimates
Term of contract	3 years
Interest rate curve	3.24%
Dollar coupon | 5Y
Fair value estimates
Term of contract	5 years
Interest rate curve	3.84%
Dollar coupon | 10Y
Fair value estimates
Term of contract	10 years
Interest rate curve	4.28%